Promissory notes receivable at FVTPL (Details Narrative)	12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Aug. 31, 2021 USD ($)	Aug. 31, 2022 EUR (€)
Promissory Notes Receivable At Fvtpl
Percentage promissory note purchased	6.00%			6.00%
Promissory note	$ 1,585,783			€ 1,453,154
Consideration paid	1,181,005	€ 1,081,081
Promissory note	591,781
Recognized fair value	$ 873,778